Income Tax Expense (Benefit) - Details of Income Tax Expense (Benefit) Recognized in Profit (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense (benefit)
Current year	₩ 206,465	₩ 199,591	₩ 117,215
Adjustment for prior years	(59,484)	163,570	(55,410)
Current tax expense (benefit)	146,981	363,161	61,805
Deferred tax expense (benefit)
Origination and reversal of temporary differences and others	(842,529)	60,233	(321,333)
Change in unrecognized deferred tax assets	457,763	(38,053)	(266,771)
Deferred tax expense (benefit)	(384,766)	22,180	(588,104)
Income tax expense (benefit)	₩ (237,785)	₩ 385,341	₩ (526,299)